Summary of Significant Accounting Policies - Accounts Receivable (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Summary of Significant Accounting Policies
Allowance for doubtful accounts	¥ 210,146	¥ 142,256	¥ 86,417	¥ 46,900
Percentage of accounts receivable represent output VAT	6.00%